New accounting standards and pronouncements	12 Months Ended
Oct. 31, 2022
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
New accounting standards and pronouncements [Text Block]

5. New accounting standards and pronouncements

(a) Amendment to IAS 1, Presentation of Financial Statements, Issued but not yet effective

IAS 1 was amended in January 2020 to address inconsistences with how entities apply the standard over classification of current and non-current liabilities. The amendment serves to address whether, in the statement of financial position, debt and other liabilities with an uncertain settlement should be classified as current or non-current. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company will adopt this amendment as of the effective date, and does not anticipate any material impacts on adoption.

(b) Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets, Issued but not yet effective

IAS 37 was amended in May 2020 to clarify the costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Earlier adoption is permitted. The Company will adopt the amendment as of the effective date, and does not anticipate any material impacts on adoption.

(c) Amendment to IAS 16, Property, Plant and Equipment, Issued but not yet effective

IAS 16 was amended in May 2020 to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Earlier adoption is permitted. The Company will adopt the amendment as of the effective date, and does not anticipate any material impacts on adoption.

(d) Amendment to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, Issued but not yet effective

In February 2021, the International Accounting Standards Board ("IASB") issued 'Definition of Accounting Estimates' to help entities distinguish between accounting policies and accounting estimates. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company will adopt the amendment as of the effective date, and is currently assessing the impacts of adoption.

(e) Amendment to IFRS 9, Financial Instruments, Issued but not yet effective

The amendment clarifies the fees an entity includes in assessing the terms of a new or modified financial liability to determine whether to recognize a financial liability. The amendment clarifies that the reference to fees in the 10% test includes only fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or the lender on the other's behalf (ie. finders fees, brokerage commission and legal fees are excluded). The amendment is effective for annual periods beginning on or after January 1, 2022. The Company will adopt the amendment as of the effective date, and does not anticipate any material impacts on adoption.